ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares					Fair Value
	OPEN END FUNDS — 3.2%
	FIXED INCOME - 3.2%
286,672	Fidelity Advisor Floating Rate High Income Fund				$ 2,597,245
422,170	Vanguard High-Yield Corporate Fund, Admiral Class				2,343,042
					4,940,287

	TOTAL OPEN END FUNDS (Cost $5,171,518)				4,940,287

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 16.3%
	CLO — 15.4%
1,500,000	Allegro CLO XV Ltd. Series 1A D1AR(a),(b)	1*TSFR3M + 3.000%	6.6680	04/20/38	1,494,762
1,000,000	Balboa Bay Loan Funding 2024-1 Ltd. Series 1A D1(a),(b)	1*TSFR3M + 3.200%	6.8680	07/20/37	1,005,065
500,000	Battalion Clo 17 Ltd. Series 17A CR(a),(b)	1*TSFR3M + 2.250%	5.9180	03/09/34	501,114
1,000,000	Battalion Clo XVI Ltd. Series 16A CR2(a),(b)	1*TSFR3M + 2.000%	5.6680	01/20/38	1,002,395
2,000,000	BlueMountain Fuji US Clo II Ltd. Series 2A C(a),(b)	1*TSFR3M + 3.262%	6.9290	10/20/30	2,005,008
351,305	Crown Point CLO IV Ltd. Series 2018-4A B(a),(b)	1*TSFR3M + 1.762%	5.4290	04/20/31	351,496
1,000,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	1*TSFR3M + 3.112%	6.7840	04/15/31	1,004,795
1,000,000	ICG US Clo 2021-3 Ltd. Series 3A CR(a),(b)	1*TSFR3M + 2.100%	5.7680	10/20/34	1,002,309
500,000	Madison Park Funding XLV Ltd. Series 45A CRR(a),(b)	1*TSFR3M + 1.900%	5.5720	07/15/34	500,687
2,400,000	Man GLG US CLO Series 2018-1A BR(a),(b)	1*TSFR3M + 2.232%	5.8990	04/22/30	2,411,335
1,000,000	Oaktree CLO 2020-1 Ltd. Series 1A CRR(a),(b)	1*TSFR3M + 1.750%	5.4220	01/15/38	1,001,899
1,000,000	Octagon Investment Partners 32 Ltd. Series 1A A2R3(a),(b)	1*TSFR3M + 1.600%	5.2720	10/31/37	1,002,180
1,500,000	Rockford Tower CLO 2017-1 Ltd. Series 2017-1A DR2B(a),(b)	1*TSFR3M + 5.242%	8.9090	04/20/34	1,508,640
2,000,000	Sound Point CLO II Ltd. Series 2013-1A A3R(a),(b)	1*TSFR3M + 2.112%	5.7800	01/26/31	2,005,154
1,000,000	TCW CLO 2017-1 Ltd. Series 1A AJR4(a),(b)	1*TSFR3M + 1.500%	5.1680	03/24/38	1,003,868
1,250,000	Trimaran Cavu 2019-1 Ltd. Series 1A CR(a),(b)	1*TSFR3M + 1.950%	5.6180	01/20/37	1,253,191
2,750,000	Voya CLO Ltd. Series 2018-1A C(a),(b)	1*TSFR3M + 2.862%	6.5290	04/19/31	2,760,615
2,000,000	Wind River 2021-3 CLO Ltd. Series 3A D1AR(a),(b)	1*TSFR3M + 3.000%	6.6680	04/20/38	2,011,692
					23,826,205
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
119,237	Alternative Loan Trust Series 2004-35T2 A4(c)		6.0000	02/25/35	22,446
2,736	Banc of America Mortgage Trust Series 2004-A 2A4(b)		5.7320	02/25/34	2,701
5,290,606	BCAP, LLC Trust Series 2007-AA2 21IO(b),(c)		0.4200	04/25/37	96,506
5,543	Bear Stearns ARM Trust Series 2003-4 3A1(b)		6.3550	07/25/33	5,355
2,072	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A2(d)		5.5000	10/25/33	2,114

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 16.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2% (Continued)
427	Chase Mortgage Finance Trust Series Series 2007-A1 7A1(b)		6.8680	02/25/37	$ 429
16,848	CHL Mortgage Pass-Through Trust Series 2004-7 3A1(b)		5.4440	05/25/34	16,240
4,705	Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-1 A2(a)		6.0000	09/25/33	1,912
2,618	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4 7AR2(b)	1*TSFR1M + 0.564%	4.2370	06/25/34	2,498
10,700	GSR Mortgage Loan Trust Series 2004-2F 7A2(b),(c)	-1*TSFR1M + 7.536%	3.8630	01/25/34	258
5,112	GSR Mortgage Loan Trust Series 2004-6F 2A6		5.5000	05/25/34	5,096
441	Impac CMB Trust Series 2004-4 1M3(b)	1*TSFR1M + 1.014%	4.6870	09/25/34	441
12,454	Impac CMB Trust Series 2004-6 M1(b)	1*TSFR1M + 1.034%	4.6120	10/25/34	12,236
12,295	JP Morgan Mortgage Trust Series 2005-A1 3A5(b)		5.4380	02/25/35	11,701
8,998	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	9,171
382,459	MASTR Alternative Loan Trust Series 2007-HF1 4AX(c)		7.0000	10/25/47	71,070
2,593	Morgan Stanley Mortgage Loan Trust Series 2004-7AR 2A6(b)		5.4870	09/25/34	2,571
6,829	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 4A(b)		6.2910	11/25/34	6,835
51,465	Wilshire Funding Corporation Series 1997-WFC1 M3(b)		7.2500	08/25/27	50,992
					320,572
	HOME EQUITY — 0.4%
19,321	Aames Mortgage Trust Mortgage Pass Through Certs Series 2001-1 M2(d)		8.0880	06/25/31	19,354
3,289	AFC Trust Series 2000-1 1A(b)	1*TSFR1M + 0.844%	4.5170	03/25/30	3,280
52	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Series 2003-11 AF6(d)		5.4550	12/25/33	188
135,000	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9B(b)	1*TSFR1M + 6.114%	9.7870	10/25/34	139,131
15,591	Bear Stearns Asset Backed Securities Trust Series 2003-ABF1 A(b)	1*TSFR1M + 0.854%	4.5270	01/25/34	15,608
44,390	CDC Mortgage Capital Trust Series 2004-HE1 M2(b)	1*TSFR1M + 1.914%	5.5870	06/25/34	44,535
86,186	CDC Mortgage Capital Trust Series 2004-HE3 M2(b)	1*TSFR1M + 1.914%	5.5870	11/25/34	87,047
16,659	Credit Suisse First Boston Mortgage Securities Corporation Series 2001-HE8 A1(d)		6.9900	02/25/31	16,584
3,845	Meritage Mortgage Loan Trust Series 2003-1 M2(b)	1*TSFR1M + 2.439%	6.1120	11/25/33	3,994
28,884	Meritage Mortgage Loan Trust Series 2003-1 M3(b)	1*TSFR1M + 2.814%	6.4870	11/25/33	29,819
17,020	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 M2(b)	1*TSFR1M + 2.289%	5.9620	07/25/34	14,326
4,437	New Century Home Equity Loan Trust Series 2003-A M1(a),(b)	1*TSFR1M + 1.239%	3.3170	10/25/33	6,227
1,843	NovaStar Mortgage Funding Trust Series 2004-1 M5(b)	1*TSFR1M + 1.689%	5.3620	06/25/34	1,722
9,415	Option One Mortgage Loan Trust Series 2003-5 A2(b)	1*TSFR1M + 0.754%	4.4270	08/25/33	9,923
47,603	RASC Series Trust Series 2003-KS4 MI1(d)		5.0930	06/25/33	47,947

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 16.3% (Continued)
	HOME EQUITY — 0.4% (Continued)
11,440	Saxon Asset Securities Trust Series 2003-3 M2(b)	1*TSFR1M + 2.514%	3.7370	12/25/33	$ 10,655
47,506	Terwin Mortgage Trust Series TMTS Series 2003-2HE M2(b)	1*TSFR1M + 3.334%	7.0120	07/25/34	60,929
					511,269
	MANUFACTURED HOUSING — 0.0%(e)
726	Conseco Finance Corporation Series 1997-1 M1(b)		7.2200	03/15/28	729

	RESIDENTIAL MORTGAGE — 0.3%
81,158	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB3 B1(b)	1*TSFR1M + 2.889%	6.5620	03/25/34	109,398
42,766	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB6 M2(b)	1*TSFR1M + 1.839%	5.5120	07/25/35	38,597
31,524	CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6 2A4(b)	1*TSFR1M + 1.014%	4.6870	11/25/34	31,137
21,837	CWABS, Inc. Asset-Backed Certificates Trust Series 2A3 2A3(b)	1*TSFR1M + 1.314%	4.9870	11/25/34	21,910
7,274	Equity One Mortgage Pass-Through Trust Series 2002-5 M1(d)		5.8030	11/25/32	8,000
7,671	First Franklin Mortgage Loan Trust Series 2002-FF1 1A2(b)	1*TSFR1M + 1.239%	4.9390	04/25/32	8,386
14,313	Long Beach Mortgage Loan Trust Series 2003-2 M2(b)	1*TSFR1M + 2.964%	6.6370	06/25/33	16,534
6,337	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-NC7 M4(b)	1*TSFR1M + 1.839%	5.5120	07/25/34	9,302
109,279	Structured Asset Securities Corporation Series 2005-WF1 M7(b)	1*TSFR1M + 2.019%	5.6920	02/25/35	111,670
143,305	Structured Asset Securities Corporation Series 2005-WF1 M8(b)	1*TSFR1M + 2.169%	5.8420	02/25/35	152,057
					506,991

	TOTAL ASSET BACKED SECURITIES (Cost $24,820,927)				25,165,766

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.9%
94,067	Fannie Mae Interest Strip(c)		5.5000	08/25/35	13,530
203,599	Fannie Mae Interest Strip Series 384 2(c)		4.5000	07/25/37	22,579
308,332	Fannie Mae Interest Strip Series 385 3(c)		5.0000	01/25/38	46,558
751,702	Fannie Mae Interest Strip Series 407 40(c)		6.0000	01/25/38	142,660
194,518	Fannie Mae Interest Strip Series 418 141(b),(c)		5.5000	05/25/39	28,924
191,938	Fannie Mae Interest Strip Series 418 147(b),(c)		6.0000	05/25/39	29,680

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.9% (Continued)
89,995	Fannie Mae Interest Strip Series 409 80(b),(c)		4.5000	11/25/39	$ 16,459
379,451	Fannie Mae Interest Strip Series 408 9(b),(c)		4.5000	10/25/40	68,529
254,352	Fannie Mae Interest Strip Series 409 83(b),(c)		4.5000	11/25/40	41,043
953,420	Fannie Mae Interest Strip Series 406 15(c)		5.0000	12/25/40	202,369
165,231	Fannie Mae Interest Strip Series 409 C13(c)		3.5000	11/25/41	24,081
113,319	Fannie Mae Interest Strip Series 409 64(b),(c)		4.0000	11/25/41	17,903
147,046	Fannie Mae Interest Strip Series 413 126(b),(c)		4.0000	07/25/42	23,298
142,203	Fannie Mae Interest Strip Series 413 177(b),(c)		4.5000	07/25/42	25,362
289,061	Fannie Mae Interest Strip Series 413 155(b),(c)		4.5000	07/25/42	51,296
702,221	Fannie Mae Interest Strip Series 417 C24(c)		3.5000	12/25/42	92,044
321,666	Fannie Mae Interest Strip Series 419 C3(c)		3.0000	11/25/43	42,967
425,883	Fannie Mae Interest Strip Series 426 292(b),(c)		3.5000	08/25/51	68,666
244,552	Fannie Mae REMICS Series 2004-70 XJ(b),(c)		5.0000	10/25/34	31,531
407,376	Fannie Mae REMICS Series 2006-109 SG(b),(c)	-1*SOFR30A + 6.516%	2.8180	11/25/36	40,659
174,238	Fannie Mae REMICS Series 2007-39 AI(b),(c)	-1*SOFR30A + 6.006%	2.3080	05/25/37	16,852
116,838	Fannie Mae REMICS Series 2007-92 SK(b),(c)	-1*SOFR30A + 6.336%	2.6380	09/25/37	13,465
125,479	Fannie Mae REMICS Series 2007-112 SA(b),(c)	-1*SOFR30A + 6.336%	2.6380	12/25/37	15,829
2,551	Fannie Mae REMICS Series 2009-31 PI(c)		5.0000	11/25/38	1
288,155	Fannie Mae REMICS Series 2009-101 MI(c)		6.0000	12/25/39	23,658
330,973	Fannie Mae REMICS Series 2009-113 XI(b),(c)		5.0000	01/25/40	46,434
371,785	Fannie Mae REMICS Series 2010-150 SP(b),(c)	-1*SOFR30A + 6.486%	2.7880	10/25/40	33,120
1,149,693	Fannie Mae REMICS Series 2011-149 MS(b),(c)	-1*SOFR30A + 5.886%	2.1880	11/25/41	58,799
99,839	Fannie Mae REMICS Series 2012-84 KI(b),(c)	SOFR30A + 6.000%	6.0000	08/25/42	15,007
131,369	Fannie Mae REMICS Series 2013-10 SJ(b),(c)	-1*SOFR30A + 6.036%	2.3380	02/25/43	14,858
363,053	Fannie Mae REMICS Series 2014-68 IB(c)		4.5000	02/25/43	36,923
34,966	Fannie Mae REMICS Series 2015-16 IN(c)		4.5000	09/25/43	468
985,107	Fannie Mae REMICS Series 2013-103 JS(b),(c)	-1*SOFR30A + 5.886%	2.1880	10/25/43	95,164
130,604	Fannie Mae REMICS Series 2015-22 BS(b),(c)	-1*SOFR30A + 6.036%	4.5980	04/25/45	14,295
6,039,860	Fannie Mae REMICS Series 2015-40 LT(b),(c)	-1*SOFR30A + 6.086%	0.0300	06/25/45	9,222
1,784,738	Fannie Mae REMICS Series 2015-34 HI(c)		6.0000	06/25/45	381,682
77,153	Fannie Mae REMICS Series 2017-78 KI(c)		3.5000	10/25/47	13,728
28,822	Fannie Mae REMICS Series 2018-37 CI(c)		4.0000	10/25/47	343
868,348	Fannie Mae REMICS Series 2017-97 SW(b),(c)	-1*SOFR30A + 6.086%	2.3880	12/25/47	105,323
146,666	Fannie Mae REMICS Series 2018-2 LI(c)		3.5000	12/25/47	13,732
277,391	Fannie Mae REMICS Series 2017-99 DI(c)		3.5000	12/25/47	36,053

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.9% (Continued)
242,626	Fannie Mae REMICS Series 2018-31 IO(c)		4.5000	12/25/47	$ 45,614
909,609	Fannie Mae REMICS Series 2018-16 MI(c)		4.0000	03/25/48	184,976
178,143	Fannie Mae REMICS Series 2018-34 CI(c)		4.0000	05/25/48	30,234
216,928	Fannie Mae REMICS Series 2018-35 KI(c)		4.0000	05/25/48	36,887
896,366	Fannie Mae REMICS Series 2018-54 SA(b),(c)	-1*SOFR30A + 6.136%	2.4380	08/25/48	87,160
374,762	Fannie Mae REMICS Series 2018-74 MI(c)		4.5000	10/25/48	73,378
453,284	Fannie Mae REMICS Series 2019-44 IC(c)		3.5000	08/25/49	67,853
201,802	Fannie Mae REMICS Series 2021-27 GI(c)		4.5000	05/25/51	53,172
922,224	Fannie Mae REMICS Series 2020-10 S(b),(c)	-1*SOFR30A + 5.936%	2.2380	05/25/59	106,737
11,287	Freddie Mac REMICS Series 2433 SA(b)	-2.6*SOFR30A + 20.632%	10.9930	02/15/32	12,385
527,385	Freddie Mac REMICS Series 5112 IB(c)		6.5000	05/15/32	55,023
161,776	Freddie Mac REMICS Series 4394 BI(c)		5.5000	07/15/37	20,195
37,673	Freddie Mac REMICS Series 4419 EI(c)		6.0000	10/15/37	3,785
2,749,947	Freddie Mac REMICS Series 4669 TI(b),(c)	-1*SOFR30A + 5.986%	0.1000	09/15/40	4,886
189,199	Freddie Mac REMICS Series 3935 SH(b),(c)	-1*SOFR30A + 6.486%	2.7780	12/15/40	2,167
82,365	Freddie Mac REMICS Series 3772 SA(b)	-3*SOFR30A + 14.567%	3.4450	12/15/40	60,463
146,012	Freddie Mac REMICS Series 4076 SW(b),(c)	-1*SOFR30A + 5.936%	2.2280	07/15/42	14,922
102,250	Freddie Mac REMICS Series 4139 PO(f)		–	08/15/42	69,726
195,038	Freddie Mac REMICS Series 4091 ES(b),(c)	-1*SOFR30A + 6.436%	2.7280	08/15/42	30,112
385,484	Freddie Mac REMICS Series 4197 IG(c)		4.0000	04/15/43	46,304
8,570,579	Freddie Mac REMICS Series 4765 SI(c),(b)		0.2050	08/15/44	72,432
261,797	Freddie Mac REMICS Series 4416 DS(b),(c)	-1*SOFR30A + 5.985%	2.2780	12/15/44	30,877
210,152	Freddie Mac REMICS Series 4480 IN(c)		4.0000	03/15/45	31,569
254,840	Freddie Mac REMICS Series 4473 AS(b),(c)	-1*SOFR30A + 5.486%	1.7780	05/15/45	19,735
93,960	Freddie Mac REMICS Series 4591 QI(c)		3.5000	04/15/46	16,799
674,439	Freddie Mac REMICS Series 4583 ST(b),(c)	-1*SOFR30A + 5.886%	2.1780	05/15/46	71,215
562,427	Freddie Mac REMICS Series 4699 NI(c)		4.0000	12/15/46	67,469
158,324	Freddie Mac REMICS Series 4792 AI(c)		4.0000	05/15/48	27,183
904,786	Freddie Mac REMICS Series 4827 BI(c)		4.5000	09/15/48	137,920
315,894	Freddie Mac REMICS Series 5093 NI(c)		4.0000	08/25/49	76,969
696,256	Freddie Mac REMICS Series 5022 IO(c)		3.0000	09/25/50	117,579
390,385	Freddie Mac REMICS Series 5023 MI(c)		3.0000	10/25/50	64,572
398,358	Freddie Mac REMICS Series 5086 IW(c)		3.0000	03/25/51	56,874
283,288	Freddie Mac REMICS Series 5082 HI(c)		3.0000	03/25/51	36,587
751,718	Freddie Mac REMICS Series 5086 HI(c)		4.5000	03/25/51	161,655

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.9% (Continued)
1,109,030	Freddie Mac REMICS Series 5174 NI(c)		3.5000	12/25/51	$ 191,569
288,706	Freddie Mac REMICS Series 4291 MS(b),(c)	-1*SOFR30A + 5.786%	2.0780	01/15/54	28,904
24,454	Freddie Mac Strips Series 202 IO(c)		6.5000	04/01/29	1,809
410,103	Freddie Mac Strips Series 256 50(c)		5.0000	06/15/38	49,330
144,945	Freddie Mac Strips Series 303 181(b),(c)		4.5000	12/15/39	17,053
149,951	Freddie Mac Strips Series 303 175(b),(c)		4.5000	12/15/40	19,921
214,743	Freddie Mac Strips Series 303 141(b),(c)		4.5000	01/15/43	32,352
436,190	Freddie Mac Strips Series 324 C24(c)		5.0000	12/15/43	90,541
497,300	Freddie Mac Strips Series 365 C10(c)		3.5000	06/15/49	101,933
971	Government National Mortgage Association Series 2011-157 AI(c)		4.0000	12/16/26	3
394,992	Government National Mortgage Association Series 2021-78 QI(c)		5.0000	05/20/34	24,268
1,879,353	Government National Mortgage Association Series 2009-87 IW(b),(c)	-1*TSFR1M + 6.736%	3.0600	07/20/34	49,329
4,618,846	Government National Mortgage Association Series 2014-94 JI(b),(c)	-1*TSFR1M + 6.586%	0.1500	09/16/34	16,905
569,529	Government National Mortgage Association Series 2007-26 SD(b),(c)	-1*TSFR1M + 6.686%	3.0080	05/16/37	59,277
3,518,976	Government National Mortgage Association Series 2017-60 SA(b),(c)	-1*TSFR1M + 6.576%	2.9000	10/20/37	122,797
995,752	Government National Mortgage Association Series 2008-60 SH(b),(c)	-1*TSFR1M + 6.036%	2.3580	07/16/38	7,145
680,625	Government National Mortgage Association Series 2017-88 IB(c)		5.5000	02/20/39	86,364
5,705	Government National Mortgage Association Series 2009-61 AS(b),(c)	-1*TSFR1M + 5.986%	2.3100	03/20/39	8
556,602	Government National Mortgage Association Series 2009-69 IV(c)		5.5000	08/20/39	69,943
1,808,998	Government National Mortgage Association Series 2010-29 SA(b),(c)	-1*TSFR1M + 6.436%	2.7600	10/20/39	228,634
145,116	Government National Mortgage Association Series 2013-90 AI(c)		3.5000	10/20/39	1,408
566,474	Government National Mortgage Association Series 2017-60 SU(b),(c)	-1*TSFR1M + 6.286%	2.6080	01/16/40	54,509
699,049	Government National Mortgage Association Series 2013-20 IM(c)		5.0000	04/20/40	104,355
998,240	Government National Mortgage Association Series 2017-160 TI(b),(c)		0.5000	06/20/40	15,044
866,358	Government National Mortgage Association Series 2010-133 SB(b),(c)	-1*TSFR1M + 5.906%	2.2280	10/16/40	112,780
144,211	Government National Mortgage Association Series 2019-22 HI(c)		5.0000	10/16/40	16,511
1,510,572	Government National Mortgage Association Series 2010-166 SA(b),(c)	-1*TSFR1M + 5.936%	2.2580	12/16/40	190,109
220,784	Government National Mortgage Association Series 2012-69 QI(c)		4.0000	03/16/41	21,817
125,992	Government National Mortgage Association Series 2011-68 EI(c)		6.0000	04/20/41	11,586
1,315	Government National Mortgage Association Series 2013-75 GI(c)		3.0000	06/20/41	—
192,360	Government National Mortgage Association Series 2012-108 PS(b),(c)	-1*TSFR1M + 6.636%	2.9580	03/16/42	27,150
855,606	Government National Mortgage Association Series 2013-4 ID(c)		5.5000	05/16/42	150,826
129,753	Government National Mortgage Association Series 2012-149 GI(c)		5.0000	07/20/42	10,247
281,299	Government National Mortgage Association Series 2012-98 HS(b),(c)	-1*TSFR1M + 5.885%	2.2100	08/20/42	28,956
702,007	Government National Mortgage Association Series 2012-126 IO(c)		3.5000	10/20/42	98,651

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.9% (Continued)
371,878	Government National Mortgage Association Series 2012-140 IC(c)		3.5000	11/20/42	$ 60,444
202,587	Government National Mortgage Association Series 2012-149 CS(b),(c)	-1*TSFR1M + 6.086%	2.4100	12/20/42	17,431
61,834	Government National Mortgage Association Series 2013-5 BI(c)		3.5000	01/20/43	9,427
293,247	Government National Mortgage Association Series 2013-20 KI(c)		5.0000	01/20/43	51,884
779,590	Government National Mortgage Association Series 2013-144 AS(b),(c)	-1*TSFR1M + 6.636%	2.9600	03/20/43	11,906
318,100	Government National Mortgage Association Series 2013-82 IG(c)		3.5000	05/20/43	45,099
445,905	Government National Mortgage Association Series 2019-22 EI(b),(c)		1.0000	07/20/43	9,230
255,450	Government National Mortgage Association Series 2013-189 PS(b),(c)	-1*TSFR1M + 6.036%	2.3600	07/20/43	25,088
61,993	Government National Mortgage Association Series 2013-103 DS(b),(c)	-1*TSFR1M + 6.036%	2.3600	07/20/43	7,862
567,152	Government National Mortgage Association Series 2013-122 SB(b),(c)	-1*TSFR1M + 5.986%	2.3080	08/16/43	63,502
7,549,909	Government National Mortgage Association Series 2019-21 SI(b),(c)		0.2680	10/20/43	42,981
160,159	Government National Mortgage Association Series 2014-132 SL(b),(c)	-1*TSFR1M + 5.986%	2.3100	10/20/43	8,248
128,051	Government National Mortgage Association Series 2013-181 SA(b),(c)	-1*TSFR1M + 5.986%	2.3100	11/20/43	13,663
260,328	Government National Mortgage Association Series 2014-91 SB(b),(c)	-1*TSFR1M + 5.486%	1.8080	06/16/44	19,993
85,901	Government National Mortgage Association Series 2014-133 BS(b),(c)	-1*TSFR1M + 5.486%	1.8100	09/20/44	7,361
439,807	Government National Mortgage Association Series 2019-22 SA(b),(c)	-1*TSFR1M + 5.486%	1.8100	02/20/45	37,800
88,312	Government National Mortgage Association Series 2017-99 DI(c)		4.0000	07/20/45	3,146
321,933	Government National Mortgage Association Series 2017-112 KI(c)		4.5000	08/20/45	27,001
455,084	Government National Mortgage Association Series 2016-163 KI(c)		6.0000	08/20/45	29,412
245,649	Government National Mortgage Association Series 2017-130 LI(c)		4.5000	10/16/45	17,462
1,765,262	Government National Mortgage Association Series 2019-22 CI(b),(c)	-5*TSFR1M + 30.678%	1.0000	10/20/45	80,793
250,899	Government National Mortgage Association Series 2015-179 GS(b),(c)	-1*TSFR1M + 6.636%	2.9600	12/20/45	38,674
87,475	Government National Mortgage Association Series 2016-54 PI(c)		3.0000	04/20/46	8,386
251,578	Government National Mortgage Association Series 2016-46 IO(c)		3.5000	04/20/46	39,934
58,247	Government National Mortgage Association Series 2017-101 ID(c)		4.5000	04/20/46	3,724
153,749	Government National Mortgage Association Series 2016-81 IO(c)		4.0000	06/20/46	32,564
786,054	Government National Mortgage Association Series 2016-121 JS(b),(c)	-1*TSFR1M + 5.986%	2.3100	09/20/46	106,947
275,250	Government National Mortgage Association Series 2016-116 IJ(c)		3.5000	09/20/46	43,571
103,808	Government National Mortgage Association Series 2019-11 MI(c)		5.0000	11/20/46	5,023
141,478	Government National Mortgage Association Series 2017-114 CI(c)		3.5000	03/20/47	14,162
10,553	Government National Mortgage Association Series 2017-141 ID(c)		3.5000	07/20/47	1,488
255,699	Government National Mortgage Association Series 2018-18 BI(c)		4.0000	11/20/47	20,337
695,475	Government National Mortgage Association Series 2017-179 KS(b),(c)	-1*TSFR1M + 6.086%	2.4100	12/20/47	95,877
111,724	Government National Mortgage Association Series 2017-179 WI(c)		5.0000	12/20/47	25,758
275,124	Government National Mortgage Association Series 2018-1 IP(c)		3.5000	01/20/48	28,603

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.9% (Continued)
15,835,174	Government National Mortgage Association Series 2020-86 TK(b),(c)	-1*TSFR1M + 6.086%	0.1500	08/20/48	$ 79,230
144,320	Government National Mortgage Association Series 2018-120 JI(c)		5.5000	09/20/48	20,826
206,132	Government National Mortgage Association Series 2018-154 IT(c)		5.5000	10/20/48	37,759
401,269	Government National Mortgage Association Series 2019-6 SA(b),(c)	-1*TSFR1M + 5.936%	2.2600	01/20/49	44,760
176,101	Government National Mortgage Association Series 2019-18 CS(b),(c)	-1*TSFR1M + 5.936%	2.2600	02/20/49	14,257
825,580	Government National Mortgage Association Series 2020-47 MI(c)		3.5000	04/20/50	153,294
360,987	Government National Mortgage Association Series 2020-127 IN(c)		2.5000	08/20/50	52,869
540,024	Government National Mortgage Association Series 2020-167 NS(b),(c)	-1*TSFR1M + 6.186%	2.5100	11/20/50	75,968
1,434,960	Government National Mortgage Association Series 2019-H16 CI(b),(c)		2.2220	10/20/69	57,364
					7,603,650
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,601,542)				7,603,650

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.5%
	ASSET MANAGEMENT — 3.6%
925,000	Ares Capital Corporation		5.5000	09/01/30	930,486
1,475,000	Bain Capital Specialty Finance, Inc.		2.9500	03/10/26	1,471,191
1,335,000	Bain Capital Specialty Finance, Inc.		5.9500	03/15/30	1,333,649
275,000	FS KKR Capital Corporation		2.6250	01/15/27	268,612
750,000	FS KKR Capital Corporation		3.1250	10/12/28	692,477
481,000	Icahn Enterprises, L.P. / Icahn Enterprises		6.2500	05/15/26	481,648
495,000	Icahn Enterprises, L.P. / Icahn Enterprises		4.3750	02/01/29	437,137
					5,615,200
	AUTOMOTIVE — 7.5%
375,000	Ford Motor Credit Company, LLC		2.7000	08/10/26	372,055
500,000	Ford Motor Credit Company, LLC		5.8000	03/05/27	507,128
700,000	Ford Motor Credit Company, LLC		4.9500	05/28/27	704,074
313,000	Ford Motor Credit Company, LLC		4.1250	08/17/27	311,608
500,000	Ford Motor Credit Company, LLC		3.8150	11/02/27	494,768
275,000	Ford Motor Credit Company, LLC		5.8000	03/08/29	282,757
1,000,000	Ford Motor Credit Company, LLC		6.2000	06/20/34	999,286
1,263,000	General Motors Financial Company, Inc.(b)	H15T5Y + 4.997%	5.7000	Perpetual	1,268,247
938,000	Nissan Motor Acceptance Company, LLC(a)		1.8500	09/16/26	919,177
1,288,000	Nissan Motor Acceptance Company, LLC(a)		5.3000	09/13/27	1,292,753

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.5% (Continued)
	AUTOMOTIVE — 7.5% (Continued)
945,000	Nissan Motor Acceptance Company, LLC(a)		2.7500	03/09/28	$ 901,379
490,000	Nissan Motor Acceptance Company, LLC(a)		2.4500	09/15/28	456,112
1,175,000	Nissan Motor Acceptance Company, LLC(a)		6.1250	09/30/30	1,172,520
1,850,000	Nissan Motor Acceptance Corporation(a)		2.0000	03/09/26	1,842,999
					11,524,863
	BANKING — 13.2%
1,040,000	Bank of America Corporation(b)	H15T5Y + 2.760%	4.3750	Perpetual	1,035,195
1,525,000	Bank of Nova Scotia (The)(b)	H15T5Y + 2.613%	3.6250	10/27/81	1,490,915
250,000	BNP Paribas S.A.(a),(b)	H15T5Y + 4.899%	7.7500	Perpetual	265,696
300,000	BNP Paribas S.A.(a),(b)	H15T5Y + 2.944%	4.5000	Perpetual	281,873
2,780,000	BNP Paribas S.A.(a),(b)	H15T5Y + 3.196%	4.6250	Perpetual	2,780,147
394,000	BPCE S.A.(a)		4.8750	04/01/26	394,419
2,000,000	Citigroup, Inc.(b)	H15T5Y + 3.417%	3.8750	Perpetual	1,997,606
2,258,000	Citigroup, Inc. Series Y(b)	H15T5Y + 3.000%	4.1500	Perpetual	2,244,450
1,035,000	Citizens Financial Group, Inc.(b)	H15T5Y + 3.215%	4.0000	Perpetual	1,029,371
1,750,000	Credit Agricole S.A.(b)	H15T5Y + 3.237%	4.7500	Perpetual	1,705,163
1,000,000	Deutsche Bank A.G.(b)	USISOA05 + 4.358%	8.1300	Perpetual	1,078,888
1,648,000	KeyCorporation(b)	TSFR3M + 3.606%	5.0000	Perpetual	1,650,453
1,355,000	M&T Bank Corporation(b)	H15T5Y + 2.679%	3.5000	Perpetual	1,331,585
1,000,000	PNC Financial Services Group, Inc. (The)(b)	H15T5Y + 2.595%	3.4000	Perpetual	985,236
479,000	Royal Bank of Canada(b)	SOFRRATE + 7.450%	8.5000	02/28/39	480,491
1,000,000	Societe Generale S.A.(b)	H15T5Y + 4.514%	5.3750	Perpetual	972,866
732,000	US Bancorp(b)	SOFR + 2.914%	5.3000	Perpetual	733,476
					20,457,830
	BIOTECH & PHARMA — 1.7%
989,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	981,642
1,600,000	Teva Pharmaceutical Finance Netherlands III BV		4.7500	05/09/27	1,601,185
					2,582,827
	COMMERCIAL SUPPORT SERVICES — 0.6%
975,000	Aramark Services, Inc.(a)		5.0000	02/01/28	975,001

	ELECTRIC UTILITIES — 6.3%
1,877,000	American Electric Power Company, Inc.(b)	H15T5Y + 2.675%	3.8750	02/15/62	1,850,930
1,185,000	CenterPoint Energy, Inc.(b)	H15T5Y + 3.254%	7.0000	02/15/55	1,243,091

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.5% (Continued)
	ELECTRIC UTILITIES — 6.3% (Continued)
1,000,000	CMS Energy Corporation(b)	H15T5Y + 4.116%	4.7500	06/01/50	$ 988,681
980,000	Duke Energy Corporation(b)	H15T5Y + 2.321%	3.2500	01/15/82	956,413
2,000,000	Electricite de France S.A.(a),(b)	H15T5Y + 5.411%	9.1250	Perpetual	2,368,332
1,105,000	Sempra(b)	H15T5Y + 2.868%	4.1250	04/01/52	1,095,436
1,250,000	Southern Company (The)(b)	H15T5Y + 2.915%	3.7500	09/15/51	1,245,256
					9,748,139
	ENTERTAINMENT CONTENT — 0.9%
1,450,000	Univision Communications, Inc.(a)		4.5000	05/01/29	1,385,584

	HEALTH CARE FACILITIES & SERVICES — 0.3%
512,000	Charles River Laboratories International, Inc.(a)		4.2500	05/01/28	505,882

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
500,000	Bank of New York Mellon Corporation (The)(b)	H15T5Y + 2.297%	6.3000	Perpetual	517,858

	INSURANCE — 0.2%
250,000	Athene Global Funding(a)		2.9500	11/12/26	247,816

	LEISURE FACILITIES & SERVICES — 4.9%
828,000	Boyd Gaming Corporation		4.7500	12/01/27	828,095
1,263,000	Caesars Entertainment, Inc.(a)		4.6250	10/15/29	1,213,141
500,000	International Game Technology plc(a)		5.2500	01/15/29	499,785
500,000	Light & Wonder International, Inc.(a)		7.5000	09/01/31	524,826
1,200,000	Penn National Gaming, Inc.(a)		5.6250	01/15/27	1,198,745
1,320,000	Penn National Gaming, Inc.(a)		4.1250	07/01/29	1,225,844
708,000	Scientific Games International, Inc.(a)		7.2500	11/15/29	727,224
1,248,000	Station Casinos, LLC(a)		4.5000	02/15/28	1,243,193
					7,460,853
	OIL & GAS PRODUCERS — 0.9%
976,000	Enbridge, Inc.(b)	TSFR3M + 3.641%	6.2500	03/01/78	992,696
445,000	Energy Transfer, L.P.(b)	TSFR3M + 4.155%	6.6250	Perpetual	451,144
					1,443,840

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.5% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 0.3%
500,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		5.7500	02/01/27	$ 505,406

	SPECIALTY FINANCE — 7.3%
2,577,000	Air Lease Corporation(b)	H15T5Y + 4.076%	4.6500	Perpetual	2,574,674
1,155,000	Air Lease Corporation(b)	H15T5Y + 3.149%	4.1250	Perpetual	1,148,396
200,000	Ally Financial, Inc.		6.0500	02/15/26	200,045
250,000	Ally Financial, Inc.		6.0000	07/15/29	252,519
2,332,000	Ally Financial, Inc. Series B(b)	H15T5Y + 3.868%	4.7000	Perpetual	2,317,884
1,063,000	Ally Financial, Inc.(b)	H15T7Y + 3.481%	4.7000	Perpetual	1,019,217
250,000	American Express Company(b)	H15T5Y + 2.854%	3.5500	Perpetual	247,614
1,363,000	Capital One Financial Corporation(b)	H15T5Y + 3.157%	3.9500	Perpetual	1,352,852
750,000	Capital One Financial Corporation(b)	TSFR3M + 3.338%	5.5000	Perpetual	754,946
1,000,000	ILFC E-Capital Trust I(a),(b)	TSFR3M + 1.812%	6.3500	12/21/65	861,881
165,000	OneMain Finance Corporation		3.5000	01/15/27	163,025
350,000	OneMain Finance Corporation		5.3750	11/15/29	349,287
					11,242,340
	TRANSPORTATION & LOGISTICS — 1.5%
1,425,000	Air Canada(a)		3.8750	08/15/26	1,420,472
961,503	American Airlines 2016-2 Class A Pass Through Series 2016-2 A		3.6500	06/15/28	934,032
					2,354,504
	TOTAL CORPORATE BONDS (Cost $74,974,824)				76,567,943

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK — 9.4%
	ASSET MANAGEMENT — 1.0%
1,550,000	Charles Schwab Corporation (The)(b)	H15T5Y + 3.168%	4.0000	Perpetual	1,544,151

	BANKING — 3.1%
3,704,000	First Citizens BancShares, Inc.(a),(b)	TSFR3M + 4.234%	7.9570	Perpetual	3,790,506
1,000,000	Wells Fargo & Company(b)	H15T5Y + 3.453%	3.9000	Perpetual	999,314
					4,789,820

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK – 9.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 2.7%
2,625,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y + 3.352%	3.7000	Perpetual	$ 2,621,113
1,607,000	Goldman Sachs Group, Inc. (The)(b)	H15T5Y + 2.915%	3.6500	Perpetual	1,599,764
					4,220,877
	OIL & GAS PRODUCERS — 2.6%
3,986,000	Energy Transfer, L.P.(b)	H15T5Y + 5.694%	6.5000	Perpetual	4,006,325

	TOTAL PREFERRED STOCK (Cost $14,288,822)				14,561,173

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 12.0%
	ADVERTISING & MARKETING — 0.3%
500,000	Outfront Media Capital, LLC(b)	TSFR1M + 2.000%	5.7360	09/24/32	503,750

	COMMERCIAL SUPPORT SERVICES — 2.0%
2,630,573	Aramark Services, Inc.(b)	TSFR1M + 1.750%	5.4220	04/06/28	2,640,438
500,000	Garda World Security Corporation(b)	TSFR1M + 2.750%	6.4210	02/01/29	500,000
					3,140,438
	CONTAINERS & PACKAGING — 0.7%
1,000,000	Graham Packaging Company, Inc.(b)	TSFR1M + 2.250%	5.9250	01/14/33	1,000,365

	LEISURE FACILITIES & SERVICES — 3.7%
940,538	Restaurant Brands (b)	TSFR1M + 1.750%	5.4220	09/23/30	939,597
2,473,655	Caesars Entertainment, Inc.(b)	TSFR3M + 2.250%	5.9220	02/06/31	2,461,906
983,189	Light & Wonder International, Inc.(b)	TSFR1M + 2.000%	5.6710	04/16/29	983,189
493,606	Penn Entertainment, Inc.(b)	TSFR1M + 2.500%	6.1720	05/03/29	494,092
992,443	Six Flags Entertainment Corporation(b)	TSFR1M + 2.000%	5.6720	05/01/31	983,139
					5,861,923
	RETAIL - DISCRETIONARY — 1.3%
1,932,711	Great Outdoors Group, LLC(b)	TSFR1M + 3.250%	6.9220	01/16/32	1,935,368

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 12.0% (Continued)
	SEMICONDUCTORS — 0.9%
963,771	MKS Instruments, Inc.(b)	TSFR1M + 1.750%	5.6720	08/17/29	$ 967,264
400,000	MKS, Inc.(b)	TSFR1M + 1.750%	5.4230	01/28/33	401,450
					1,368,714
	TRANSPORTATION & LOGISTICS — 3.1%
1,141,375	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 2.250%	5.9180	04/20/28	1,143,755
1,965,000	Air Canada(b)	TSFR1M + 1.750%	5.4170	03/21/31	1,969,912
1,649,020	United Airlines, Inc.(b)	TSFR3M + 1.750%	5.4190	02/24/31	1,653,827
					4,767,494
	TOTAL TERM LOANS (Cost $18,614,954)				18,578,052

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 3.5%
	U.S. TREASURY BILLS — 3.5%
5,500,000	United States Treasury Bill(f)		3.4500	03/05/26	5,482,905

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $5,482,078)				5,482,905

	TOTAL INVESTMENTS - 98.8% (Cost $159,954,665)				$ 152,899,776
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.2%				1,854,359
	NET ASSETS - 100.0%				$ 154,764,135

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(g)	Value and Unrealized Depreciation
20	CBOT 10 Year US Treasury Note	Interactive Broker	03/20/2026	$ 2,236,563	$ (34,687)
20	CBOT 2 Year US Treasury Note Future	Interactive Broker	03/31/2026	4,169,843	(8,595)
20	CBOT US Treasure Bond Futures	Interactive Broker	03/20/2026	2,302,500	(54,375)
	TOTAL FUTURES CONTRACTS				$ (97,657)

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

A.G.	- Aktiengesellschsft
CBOT	- Chicago Board of Trade
CLO	- Collateralized Loan Obligation
LLC	- Limited Liability Company
LP	- Limited Partnership
Ltd	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
S.A.	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
H15T7Y	US Treasury Yield Curve Rate T Note Constant Maturity 7 Year
SOFR	United States SOFR Secured Overnight Financing Index
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	Term SOFR Secured Overnight Financing Rate 1 Month
TSFR3M	Term SOFR Secured Overnight Financing Rate 3 Month
USISOA05	5-Year Published USD SOFR Spread-Adjusted ICE Swap Rate

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is $52,835,057 or 34.1% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Interest only securities.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2026.
(e)	Percentage rounds to less than 0.1%.
(f)	Zero coupon bond.
(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.